Significant Related Party Transactions - Summary of Registered Capital of Related Parties with Control Relationship and Changes (Detail) - 12 months ended Dec. 31, 2022 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	¥ 4,600
Registered capital of related parties with control, ending balance	4,600
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	4,000
Registered capital of related parties with control, ending balance	4,000
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	3,400
Registered capital of related parties with control, ending balance	3,400
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	2,181
Registered capital of related parties with control, ending balance	2,181
China Life AMP Asset Management Company ("CL AMP") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	1,288
Registered capital of related parties with control, ending balance	1,288
China Life Wealth Management Co., Limited ("CL Wealth") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	200
Registered capital of related parties with control, ending balance	200
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	6,100
Registered capital of related parties with control, ending balance	6,100
China Life (Beijing) Health Management Co., Limited ("CL Health") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	1,530
Registered capital of related parties with control, ending balance	1,530
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited ("Franklin Shenzhen Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance | $		$ 2
Increase in registered capital of related parties with control	87
Registered capital of related parties with control, ending balance	100
Xi'an Shengyi Jingsheng Real Estate Co., Ltd. ("Shengyi Jingsheng") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	1,131
Decrease in registered capital of related parties with control	300
Registered capital of related parties with control, ending balance	831
Dalian Hope Building Company Ltd. ("Hope Building") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	484
Registered capital of related parties with control, ending balance	484
China Life Insurance Sales Company Limited ("CL Sales") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	544
Registered capital of related parties with control, ending balance	544
China Life (Hangzhou) Company Limited ("CL Hangzhou") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	65
Registered capital of related parties with control, ending balance	65
China Life Jiayuan (Xiamen) Health Management Company Limited ("CL Jiayuan") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	1,500
Registered capital of related parties with control, ending balance	1,500
China Life (Tianjin) Pension Health Investment Company Limited ("CL Tianjin Health") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	700
Registered capital of related parties with control, ending balance	¥ 700